SUPPLEMENTAL CASH FLOW INFORMATION - Other (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other
Income taxes paid/(received)	$ (71,890)	$ (481)	$ 2,640
Interest paid	$ 33,991	$ 36,161	$ 38,149